Segment Information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment Information
5	SEGMENT INFORMATION

5.1	Operating segments
The Group operates in four operating segments:

(i)	Life insurance business (Life)
Life insurance business relates primarily to the sale of life insurance policies, including those life insurance policies without significant insurance risk transferred.

(ii)	Health insurance business (Health)
Health insurance business relates primarily to the sale of health insurance policies, including those health insurance policies without significant insurance risk transferred.

(iii)	Accident insurance business (Accident)
Accident insurance business relates primarily to the sale of accident insurance policies.

(iv)	Other businesses (Others)
Other businesses relate primarily to income and cost of the agency business in respect of transactions with CLIC, etc., as described in Note 34, net share of profit of associates and joint ventures, income and expenses of subsidiaries, and unallocated income and expenditure of the Group.

5.2	Allocation basis of income and expenses
Investment income, net realised gains on financial assets, net fair value gains through profit or loss and foreign exchange gains/(losses) within other expenses are allocated among segments in proportion to the respective segments’ average liabilities of insurance contracts and investment contracts at the beginning and end of the year. Administrative expenses are allocated among segments in proportion to the unit cost of respective products in the different segments. Unallocated other income and other expenses are presented in the “Others” segment directly. Income tax is not allocated.

5.3	Allocation basis of assets and liabilities
Financial assets, securities sold under agreements to repurchase and derivative financial liabilities are allocated among segments in proportion to the respective segments’ average liabilities of insurance contracts and investment contracts at the beginning and end of the year. Insurance and investment contract liabilities are presented under the respective segments. The remaining assets and liabilities are not allocated.

	For the year ended 31 December 2022
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	485,642	115,329	14,219	—	—	615,190

- Term life	2,322	—	—	—	—
- Whole life	78,247	—	—	—	—
- Endowment	137,467	—	—	—	—
- Annuity	267,606	—	—	—	—

Net premiums earned	484,504	108,791	14,530	—	—	607,825
Investment income	165,523	11,426	425	9,255	—	186,629
Net realised gains on financial assets	11,739	799	30	139	—	12,707
Net fair value gains through profit or loss	(7,522)	(512)	(19)	(4,103)	—	(12,156)
Other income	1,270	80	—	11,366	(3,333)	9,383

Including: inter-segment revenue	—	—	—	3,333	(3,333)	—

Segment revenues	655,514	120,584	14,966	16,657	(3,333)	804,388

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(112,471)	(6,858)	(40)	—	—	(119,369)
Accident and health claims and claim adjustment expenses	—	(46,215)	(5,096)	—	—	(51,311)
Increase in insurance contract liabilities	(424,860)	(36,123)	(315)	—	—	(461,298)
Investment contract benefits	(12,887)	(453)	—	—	—	(13,340)
Policyholder dividends resulting from participation in profits	(20,566)	(119)	—	—	—	(20,685)
Underwriting and policy acquisition costs	(37,722)	(11,378)	(4,165)	(1,512)	—	(54,777)
Finance costs	(3,794)	(258)	(11)	(800)	—	(4,863)
Administrative expenses	(24,398)	(9,151)	(2,639)	(3,686)	—	(39,874)
Statutory insurance fund contribution	(888)	(330)	(96)	—	—	(1,314)
Other expenses	(8,345)	(1,428)	(335)	(7,219)	3,333	(13,994)

Including: inter-segment expenses	(3,113)	(212)	(8)	—	3,333	—

Segment benefits, claims and expenses	(645,931)	(112,313)	(12,697)	(13,217)	3,333	(780,825)

Net gains on investments of associates and joint ventures	—	—	—	484	—	484

Including: share of profit of associates and joint ventures	—	—	—	3,628	—	3,628

Segment results	9,583	8,271	2,269	3,924	—	24,047

Income tax						9,467

Net profit						33,514

Attributable to
- Equity holders of the Company						32,082
- Non-controlling interests						1,432
Other comprehensive income attributable to equity holders of the Company	(48,816)	(3,322)	(125)	(2,889)	—	(55,152)
Depreciation and amortisation	3,111	1,156	335	689	—	5,291

	As at 31 December 2022
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets	4,251,305	280,667	10,274	302,044	—	4,844,290
Others	8,871	16,427	806	261,179	—	287,283

Segment assets	4,260,176	297,094	11,080	563,223	—	5,131,573

Unallocated
Property, plant and equipment						54,559
Others						65,856

Total						5,251,988

Liabilities
Insurance contracts	3,605,769	265,369	9,022	—	—	3,880,160
Investment contracts	355,750	18,999	—	—	—	374,749
Securities sold under agreements to repurchase	131,317	8,937	337	8,367	—	148,958
Others	91,682	5,614	398	16,118	—	113,812

Segment liabilities	4,184,518	298,919	9,757	24,485	—	4,517,679

Unallocated
Others						289,188

Total						4,806,867

	For the year ended 31 December 2021
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	481,311	120,609	16,407	—	—	618,327

- Term life	2,501	—	—	—	—
- Whole life	69,923	—	—	—	—
- Endowment	97,791	—	—	—	—
- Annuity	311,096	—	—	—	—

Net premiums earned	480,214	114,549	16,488	—	—	611,251
Investment income	160,204	10,831	496	6,856	—	178,387
Net realised gains on financial assets	18,768	1,256	58	262	—	20,344
Net fair value gains through profit or loss	2,795	187	9	1,952	—	4,943
Other income	1,228	85	—	11,829	(3,134)	10,008

Including: inter-segment revenue	—	—	—	3,134	(3,134)	—

Segment revenues	663,209	126,908	17,051	20,899	(3,134)	824,933

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(114,657)	(6,656)	(41)	—	—	(121,354)
Accident and health claims and claim adjustment expenses	—	(48,076)	(6,954)	—	—	(55,030)
Increase in insurance contract liabilities	(413,206)	(28,956)	(208)	—	—	(442,370)
Investment contract benefits	(10,223)	(405)	—	—	—	(10,628)
Policyholder dividends resulting from participation in profits	(26,367)	(144)	—	—	—	(26,511)
Underwriting and policy acquisition costs	(38,290)	(21,021)	(4,835)	(1,598)	—	(65,744)
Finance costs	(4,608)	(308)	(14)	(668)	—	(5,598)
Administrative expenses	(23,339)	(11,069)	(2,948)	(3,511)	—	(40,867)
Statutory insurance fund contribution	(787)	(367)	(99)	—	—	(1,253)
Other expenses	(8,961)	(1,307)	(270)	(8,162)	3,134	(15,566)

Including: inter-segment expenses	(2,929)	(196)	(9)	—	3,134	—

Segment benefits, claims and expenses	(640,438)	(118,309)	(15,369)	(13,939)	3,134	(784,921)

Net gains on investments of associates and joint ventures	—	—	—	10,328	—	10,328

Including: share of profit of associates and joint ventures	—	—	—	10,328	—	10,328

Segment results	22,771	8,599	1,682	17,288	—	50,340

Income tax						1,917

Net profit						52,257

Attributable to
- Equity holders of the Company						50,766
- Non-controlling interests						1,491
Other comprehensive income attributable to equity holders of the Company	(5,290)	(354)	(16)	1,097	—	(4,563)
Depreciation and amortisation	2,919	1,359	368	682	—	5,328

	As at 31 December 2021
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets	4,001,202	259,618	11,668	223,843	—	4,496,331
Others	9,893	16,044	569	257,953	—	284,459

Segment assets	4,011,095	275,662	12,237	481,796	—	4,780,790

Unallocated
Property, plant and equipment						55,632
Others						56,058

Total						4,892,480

Liabilities
Insurance contracts	3,180,931	228,899	10,069	—	—	3,419,899
Investment contracts	296,104	17,490	—	—	—	313,594
Securities sold under agreements to repurchase	217,288	14,536	672	6,950	—	239,446
Others	87,371	5,276	379	22,638	—	115,664

Segment liabilities	3,781,694	266,201	11,120	29,588	—	4,088,603

Unallocated
Others						316,743

Total						4,405,346

	For the year ended 31 December 2020
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	480,593	115,089	16,583	—	—	612,265

- Term life	2,674	—	—	—	—
- Whole life	73,747	—	—	—	—
- Endowment	109,275	—	—	—	—
- Annuity	294,897	—	—	—	—

Net premiums earned	479,600	109,091	15,975	—	—	604,666
Investment income	140,963	9,202	462	3,870	—	154,497
Net realised gains on financial assets	13,523	877	44	139	—	14,583
Net fair value gains through profit or loss	17,727	1,148	58	2,967	—	21,900
Other income	1,284	75	—	10,492	(2,448)	9,403

Including: inter-segment revenue	—	—	—	2,448	(2,448)	—

Segment revenues	653,097	120,393	16,539	17,468	(2,448)	805,049

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(108,862)	(4,714)	(33)	—	—	(113,609)
Accident and health claims and claim adjustment expenses	—	(44,987)	(7,408)	—	—	(52,395)
Increase in insurance contract liabilities	(382,132)	(32,445)	(220)	—	—	(414,797)
Investment contract benefits	(9,494)	(352)	—	—	—	(9,846)
Policyholder dividends resulting from participation in profits	(28,129)	(150)	—	—	—	(28,279)
Underwriting and policy acquisition costs	(60,841)	(15,921)	(5,315)	(2,284)	—	(84,361)
Finance costs	(2,798)	(183)	(7)	(759)	—	(3,747)
Administrative expenses	(23,360)	(8,677)	(2,649)	(3,046)	—	(37,732)
Statutory insurance fund contribution	(833)	(302)	(94)	—	—	(1,229)
Other expenses	(8,575)	(1,051)	(241)	(4,861)	2,448	(12,280)

Including: inter-segment expenses	(2,292)	(148)	(8)	—	2,448	—

Segment benefits, claims and expenses	(625,024)	(108,782)	(15,967)	(10,950)	2,448	(758,275)

Net gains on investments of associates and joint ventures	—	—	—	7,666	—	7,666

Including: share of profit of associates and joint ventures	—	—	—	8,336	—	8,336

Segment results	28,073	11,611	572	14,184	—	54,440

Income tax						(3,103)

Net profit						51,337

Attributable to
- Equity holders of the Company						50,221
- Non-controlling interests						1,116
Other comprehensive income attributable to equity holders of the Company	23,685	1,534	78	402	—	25,699
Depreciation and amortisation	3,086	1,118	351	609	—	5,164

	As at 31 December 2020
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets	3,537,020	222,559	10,964	117,327	—	3,887,870
Others	10,076	14,939	675	239,584	—	265,274

Segment assets	3,547,096	237,498	11,639	356,911	—	4,153,144

Unallocated
Property, plant and equipment						53,616
Others						46,784

Total						4,253,544

Liabilities
Insurance contracts	2,767,642	195,487	10,096	—	—	2,973,225
Investment contracts	271,757	16,455	—	—	—	288,212
Securities sold under agreements to repurchase	109,156	7,070	358	5,665	—	122,249
Others	84,668	6,013	370	23,720	—	114,771

Segment liabilities	3,233,223	225,025	10,824	29,385	—	3,498,457

Unallocated
Others						297,519

Total						3,795,976